CASH AND CASH EQUIVALENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Opening balance	$ 5,002,072	[1]	$ 4,454,380
Cash Flow Borrowings Obtained	863,551		1,312,481		$ 737,653
Cash Flow Borrowings Paid	475,284		1,627,711		645,211
Cash Flow Interest paid	(172,280)		(261,186)
Accrued Interest	174,249		246,220
Inflation adjustment	(112,150)		121,885
Non-cash Movements	69,067		(79,534)
Closing balance	5,182,353	[1]	5,002,072	[1]	4,454,380
Borrowings from banks [Member]
Opening balance	858,457		914,358
Cash Flow Borrowings Obtained	534,474		421,309
Cash Flow Borrowings Paid	(453,789)		(481,205)
Cash Flow Interest paid	(28,397)		(28,141)
Accrued Interest	30,133		27,894
Inflation adjustment	761		(439)
Non-cash Movements	(1,204)		4,681
Closing balance	940,435		858,457		914,358
Bonds and promissory notes [Member]
Opening balance	3,302,685		3,452,658
Cash Flow Borrowings Obtained	329,077		891,172
Cash Flow Borrowings Paid	(21,495)		(1,146,506)
Cash Flow Interest paid	(143,080)		(233,045)
Accrued Interest	144,116		218,326
Inflation adjustment	(112,773)		122,324
Non-cash Movements	3,124		(2,244)
Closing balance	3,501,654		3,302,685		3,452,658
Hedging liabilities [Member]
Opening balance	5,393		87,364
Cash Flow Borrowings Obtained	0		0
Cash Flow Borrowings Paid	0		0
Cash Flow Interest paid	(803)		0
Accrued Interest	0		0
Inflation adjustment	(138)		0
Non-cash Movements	67,147		(81,971)
Closing balance	$ 71,599		$ 5,393		$ 87,364

[1]	Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.